Income Taxes-Domestic and Foreign Income (Loss) before income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2014	Nov. 24, 2013	Nov. 25, 2012
Income Tax Disclosure [Abstract]
Domestic	$ 31,733	$ 86,167	$ 82,764
Foreign	122,121	236,446	113,117
Total Income before Income Taxes	$ 153,854	$ 322,613	$ 195,881